Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions (Detail) - USD ($)
$ in Millions
	Jun. 30, 2025	Jun. 30, 2024
Provisions [abstract]
Employee benefits	$ 1,879	$ 1,698
Restructuring	83	45
Post-retirement employee benefits	336	300
Total provisions	2,298	2,043
Current	1,893	1,677
Non-current	$ 405	$ 366